Significant Accounting Policies - Summary of Interest-Bearing Loans and Borrowings - Convertible Loan Notes (Detail)	Jan. 01, 2018 GBP (£)
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
At January 1, 2018 calculated under IAS 39	£ 1,977,393
Amounts restated through retained earnings	(123,865)
At January 1, 2018 under IFRS 9	£ 1,853,528